Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Unit
Basic and Diluted Earnings per Unit
	Year ended December 31,
	2014	2013	2012
Net income attributable to common unitholders	$28,323	$22,787	$9,239
Earnings per common unit, basic and diluted	$1.58	$2.95	$1.37
Weighted average number of common units outstanding, basic and diluted	17,964,288	7,729,521	6,735,000